Prepaid Expenses (Tables)	6 Months Ended
Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses, current, consisted of the following:

	December 31, 2023	June 30, 2024	June 30, 2024
	HK$	HK$	US$
Prepaid insurance	111,198	1,593,220	204,042
Prepaid legal and professional fees	-	4,940,425	632,715
Prepaid marketing	77,026	6,317,026	809,014
Prepaid repair and maintenance	119,122	43,404	5,559
Prepaid others	63,797	28,418	3,639
Prepaid expenses, current	371,143	12,922,493	1,654,969

Prepaid expenses, noncurrent, were comprised of the following:

	December 31, 2023	June 30, 2024	June 30, 2024
	HK$	HK$	US$
Prepaid marketing	-	5,534,083	708,744
Prepaid repair and maintenance	-	60,143	7,702
Prepaid expenses, non-current	-	5,594,226	716,446